Property, Plant and Equipment - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Long-lived asset impairments		$ 1,034	$ 99,726
Depreciation and amortization	$ 85,400	78,600	86,000
Amortization expense related to computer software costs	9,200	7,400	18,300
Unamortized balance of computer software to be sold, leased or marketed	56,900	50,500
Repairs and maintenance expense	$ 16,200	13,800	10,700
Other Identified Impairment
Property, Plant and Equipment [Line Items]
Long-lived asset impairments			1,200
Computer Software
Property, Plant and Equipment [Line Items]
Long-lived asset impairments		0	44,649
Computer Software to be Sold, Leased or Marketed
Property, Plant and Equipment [Line Items]
Long-lived asset impairments			65,900
2019 Restructuring
Property, Plant and Equipment [Line Items]
Long-lived asset impairments		$ 1,000	$ 98,500